Income Taxes (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax rate, percentage	0.00%	0.00%	0.00%	0.00%
Federal net operating loss carryforwards			$ 26,705,200	$ 15,325,300
State net operating loss carryforwards			13,043,900	9,175,400
Uncertain tax benefits			0	0
Interest and penalties			$ 0	$ 0
Open tax year			2016
Open tax audits, description			The Company has no open tax audits with any taxing authority as of December 31, 2023.
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards to expire			$ 124,500
Operating loss carryforwards indefinitely			26,580,700
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards to expire			10,666,100
Operating loss carryforwards indefinitely			$ 2,377,800